8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of warrant transactions (Details) - Warrants - $ / shares	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	0	0	1,575,565
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0	$ 0	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	0	0	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 0	$ 0	$ 0
Warrants exercised, Shares	0	0	(1,575,565)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0	$ 0	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0	$ 0	$ 0